Stock-Based Compensation - Stock Option Activity (Detail) (USD $)	12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011	Feb. 28, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares under options, Outstanding, Beginning balance	20,551,065	22,233,973	23,884,297
Shares under options, Granted	(1,660,100)	368,750	899,600
Shares under options, Canceled	(2,493,984)	(1,586,658)	(1,881,784)
Shares under options, Forfeited	(570,000)	(462,000)	(668,140)
Shares under options, Exercised		(3,000)
Shares under options, Outstanding, Ending balance	19,147,181	20,551,065	22,233,973	23,884,297
Shares under options, Exercisable	16,408,669	17,687,390	17,795,661
Shares under options, Exercisable and expected to vest	18,962,121	20,390,365	21,862,028
Weighted-average exercise price outstanding, Beginning Balance	$ 0.72	$ 0.72	$ 0.72
Weighted-average exercise price, Granted	$ 0.60	$ 0.60	$ 0.60
Weighted-average exercise price, Canceled	$ 1.08	$ 0.65	$ 0.81
Weighted-average exercise price, Forfeited	$ 0.61	$ 0.61	$ 0.61
Weighted-average exercise price, Exercised		$ 0.60	$ 0.00
Weighted-average exercise price outstanding, Ending Balance	$ 0.67	$ 0.72	$ 0.72	$ 0.72
Weighted-average exercise price, Exercisable	$ 0.68	$ 0.74	$ 0.74
Weighted-average exercise price, Exercisable and expected to vest	$ 0.67	$ 0.72	$ 0.72
Weighted-average remaining contractual term, Outstanding	6 years 2 months 16 days	6 years 6 months 29 days	7 years 7 months 10 days	8 years 4 months 17 days
Weighted-average remaining contractual term, Exercisable	5 years 10 months 6 days	6 years 4 months 17 days	7 years 4 months 10 days
Weighted-average remaining contractual term, Exercisable and expected to vest	6 years 26 days	6 years 6 months 26 days	7 years 7 months 2 days
Weighted-average remaining contractual term, Outstanding	6 years 2 months 16 days	6 years 6 months 29 days	7 years 7 months 10 days	8 years 4 months 17 days